Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation and amortization expenses	$ 400	$ 668	$ 1,327
Loss on disposed of property and equipment